Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivable	R$ 539,445	R$ 450,806
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivable	56,280	68,932
Later Than One Months And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivable	90,734	69,299
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivable	80,522	55,764
Later Than One Eighty [Member]
IfrsStatementLineItems [Line Items]
Trade receivable	50,884	72,429
Financial assets neither past due nor impaired [member]
IfrsStatementLineItems [Line Items]
Trade receivable	R$ 261,025	R$ 184,382